CERTAIN TRANSACTIONS (Details) (Labrys Biologics [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Labrys Biologics [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Total consideration	$ 207
Purchase price in US dollars	$ 207